GOODWILL (Tables)	12 Months Ended
Dec. 31, 2014
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2012, 2013 and 2014 are as follows:

	Gross Amount	Accumulated Impairment Loss	Net Amount
	RMB	RMB	RMB
Balance at January 1, 2012	40,235,526	(30,199,751)	10,035,775
Write-off fully impaired goodwill	(30,199,751)	30,199,751	0
Translation difference	(24,528)	0	(24,528)

Balance at December 31, 2012	10,011,247	0	10,011,247
Translation difference	(300,393)	0	(300,393)

Balance at December 31, 2013	9,710,854	0	9,710,854
Translation difference	35,200	0	35,200

Balance at December 31, 2014	9,746,054	0	9,746,054

Balance at December 31, 2014 US$ (Note 3)	1,570,779	0	1,570,779